2021 REGISTERED DIRECT OFFERING (Details) - USD ($)				12 Months Ended
	Feb. 17, 2021	Feb. 11, 2021	Feb. 08, 2021	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020
Registered Direct Offering 2021 [Line Items]
Common Stock, Par Value				$ 0.001		$ 0.001
2021 REGISTERED DIRECT OFFERING
Registered Direct Offering 2021 [Line Items]
Number of shares issued during the period	43,125,004	43,125,004
Common Stock, Par Value		$ 0.001
Combined offering price		$ 0.16
Placement agent's fees and expenses and other offering expenses		$ 700,000
Placement agent's fees as a percentage of gross proceeds from certain investors participating in the 2021 Financing			7.50%
Placement agent's fees as a percentage of gross proceeds from certain investors with pre-existing relationships			6.00%
One-time non-accountable expense fee		10,000
Maximum fees and expenses of legal counsel and other out-of-pocket expenses		50,000
Clearing expenses		$ 10,000
Placement agent's fees as a percentage of warrants to purchase aggregate number of shares sold to investors		7.50%
Number of warrants exercised				0
2021 REGISTERED DIRECT OFFERING | Series K Warrants
Registered Direct Offering 2021 [Line Items]
Warrants issued to purchase shares		32,343,754
Exercise price of warrants		$ 0.17
Warrants exercisable period		5 years 6 months
Gross proceeds for the sale of the Shares and Warrants		$ 6,900,000
Number of warrants outstanding					32,343,754
2021 REGISTERED DIRECT OFFERING | Placement Agent 2 Warrants
Registered Direct Offering 2021 [Line Items]
Warrants issued to purchase shares		3,234,375
Exercise price of warrants		$ 0.20
Number of warrants outstanding					3,234,375